Investment Strategy - Tarkio Fund	Sep. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The guiding principle of the Tarkio Fund is the belief that a long-term investor in common stock is a partner with the business in which it invests. Front Street Capital Management, Inc. (the “Adviser”) pursues long-term capital appreciation for its shareholders by employing a disciplined bottom up, fundamental approach to identify equity investments that satisfy its quality and valuation standards. The Fund is non-diversified, which means it has the ability to take larger positions in a smaller number of companies.

Quality companies (as defined by the Adviser) are enterprises run by a management team focused on creating long-term value in the business. The Adviser’s qualitative review of a company focuses on organizational culture, and also includes an analysis of corporate integrity, capital allocation (historically, and on an ongoing basis), and long-term focus of management. As part of this review process, the Adviser will review publicly available information documenting management actions, data regarding culture, and capital allocation decisions.

Specifically, the Adviser looks for companies that demonstrate high levels of integrity, humility, trust, long-term focus, purpose and passion, teamwork (cooperation, not internal competition), and a focus on employee empowerment (driving fear out of the organization), as well as discipline with respect to capital allocation. The Adviser looks for companies that focus on these criteria to continually improve on an ongoing basis and really lives with these companies and considers each company it invests in as a long-term partner. With trust, integrity, and humility, empowered and engaged employees can solve problems using continuous improvement principles to drive more value to customers. If employees can cooperate and share information over time, then company margins, market share, and customer loyalty (and consequently earnings) can compound over the long term.

When making an investment decision, the Adviser also considers the company’s performance with respect to environmental, social, and governance (ESG) factors. The Adviser has developed its own internal process for measuring companies’ performance relative to a set of ESG factors that the Adviser believes are a good indicator of long-term financial performance. Each company’s behavior as it relates to these ESG factors is unique, but the Adviser generally believes that environment-impacting actions and omissions (including externalizing costs, pollution/conservation, and sustainability in operations), transparency and accountable governance (such as board and officer compensation levels, transparency of reporting, and honesty and accountability in the event of rule-breaking), and a commitment to diversity, inclusiveness, empowerment and social justice are all indicators of whether a company acts in a manner consistent with the Adviser’s criteria. The Adviser believes positive ESG factors (such as environmental stewardship, community and societal well-being, corporate transparency, and ethical treatment of all stakeholders – not just shareholders) are often indicative of a company’s alignment with the Adviser’s investment criteria as stated above. The Fund, generally, seeks to avoid investing in companies that the Adviser deems inconsistent with these positive ESG factors because the Adviser believes that, typically, companies that are extractive or that profit from social destruction or addictive products tend not to have long-term focus and tend not to have a non-monetary purpose or passion. The Adviser also believes that companies managed with long-term performance in mind are less likely to incur the many various liabilities associated with negative ESG factors, including, among others, exploitation of employees, communities, and the environment. Such liabilities can include employee and/or shareholder lawsuits and regulatory sanctions and fines. However, the Adviser’s internal ESG screening process does not automatically eliminate any type of company from investment. The ESG process is only one part of the Adviser’s overall investment analysis process.

Once companies are identified, the Adviser attempts to find buying opportunities at prices that represent a fair value for a long-term owner. The Adviser’s qualitative review process is subjective and may result in investments in companies that do not satisfy all shareholders of the Fund.

The Fund, under normal market conditions, invests primarily in common stock from small, medium, and large capitalization U.S. companies that are selected for their long-term compounding potential. While it is anticipated that the Fund invests across a range of industries, certain sectors may, at times, be favored over others because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be over-weighted will vary at different points in the economic cycle.

To a significantly lesser extent, the Fund may invest in fixed income securities (including debt securities that are considered speculative and are commonly referred to as “junk bonds”) and securities of foreign issuers, including issuers in emerging markets using the same fundamental research approach based on quality and price. When investing in fixed-income securities, the Fund does not attempt to maintain a certain duration. (“Duration” is a term for the measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s fixed income duration is 4 years, the price of the Fund’s fixed income investment would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates.) In addition, the Fund may invest in other investment companies, such as money market funds and exchange-traded funds (“ETFs”), for cash management and other purposes. The Adviser limits to 5% the Fund’s total assets that may be invested in ETFs.

The Adviser generally will not engage in frequent trading of the Fund’s portfolio securities.

The Adviser may sell or reduce the Fund’s position in a security when the facts or the original investment analysis have changed.